Investment In Equity Affiliate (Tables)	9 Months Ended
Sep. 30, 2012
Investment in Equity Affiliate [Abstract]
Investment In Equity Affiliate

Balance, December 31, 2011	$38,805,802
Equity in net income of affiliate	1,896,839
Dividends received	(2,956,250)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,349,546)
Balance, September 30, 2012	$20,453,125